ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 4.6%
11,628	Boeing Company (The)(a)	$ 2,030,597
4,110	Lockheed Martin Corporation	1,851,020
		3,881,617
	AUTOMOTIVE - 2.3%
204,456	Ford Motor Company	1,952,555

	BANKING - 2.6%
8,227	JPMorgan Chase & Company	2,177,276

	BIOTECH & PHARMA - 7.7%
2,496	Eli Lilly & Company	2,297,893
13,667	Johnson & Johnson	2,255,328
74,084	Pfizer, Inc.	1,958,040
		6,511,261
	CABLE & SATELLITE - 2.3%
54,275	Comcast Corporation, Class A	1,947,387

	CHEMICALS - 2.4%
38,956	Nutrien Ltd.	2,039,736

	COMMERCIAL SUPPORT SERVICES - 2.6%
9,618	Waste Management, Inc.	2,238,878

	DIVERSIFIED INDUSTRIALS - 2.7%
14,914	3M Company	2,313,460

	E-COMMERCE DISCRETIONARY - 2.3%
9,177	Amazon.com, Inc.(a)	1,948,094

	ELECTRIC UTILITIES - 2.6%
18,714	Duke Energy Corporation	2,198,708

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	GAS & WATER UTILITIES - 2.6%
16,437	American Water Works Company, Inc.	$ 2,234,939

	HEALTH CARE FACILITIES & SERVICES - 5.0%
38,147	CVS Health Corporation	2,507,020
3,659	UnitedHealth Group, Inc.	1,737,879
		4,244,899
	HOME CONSTRUCTION - 2.4%
27,173	Masco Corporation	2,042,866

	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
8,662	CME Group, Inc.	2,198,156

	INSURANCE - 5.3%
4,493	Berkshire Hathaway, Inc., Class B(a)	2,308,638
7,640	Chubb Ltd.	2,181,067
		4,489,705
	INTERNET MEDIA & SERVICES - 4.8%
10,517	Alphabet, Inc., Class A	1,790,835
3,324	Meta Platforms, Inc., A	2,221,097
		4,011,932
	METALS & MINING - 2.2%
49,583	Freeport-McMoRan, Inc.	1,830,109

	OIL & GAS PRODUCERS - 7.2%
61,281	Enterprise Products Partners, L.P.	2,047,398
18,217	Exxon Mobil Corporation	2,028,099
13,515	Marathon Petroleum Corporation	2,029,683
		6,105,180
	RETAIL - CONSUMER STAPLES - 2.7%
2,162	Costco Wholesale Corporation	2,267,095

	RETAIL - DISCRETIONARY - 2.4%
5,107	Home Depot, Inc. (The)	2,025,436

ESSENTIAL 40 STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SEMICONDUCTORS - 2.9%
102,486	Intel Corporation	$ 2,431,993

	SOFTWARE - 7.5%
4,771	Microsoft Corporation	1,894,039
13,079	Oracle Corporation	2,171,899
11,930	Palo Alto Networks, Inc.(a)	2,271,830
		6,337,768
	TECHNOLOGY HARDWARE - 2.4%
8,560	Apple, Inc.	2,070,150

	TECHNOLOGY SERVICES - 8.0%
6,887	Automatic Data Processing, Inc.	2,170,645
9,208	International Business Machines Corporation	2,324,467
6,515	Visa, Inc., Class A	2,363,055
		6,858,167
	TELECOMMUNICATIONS - 2.6%
52,130	Verizon Communications, Inc.	2,246,803

	TRANSPORTATION & LOGISTICS - 4.4%
31,085	Delta Air Lines, Inc.	1,868,830
7,242	FedEx Corporation	1,903,922
		3,772,752
	WHOLESALE - CONSUMER STAPLES - 2.4%
26,885	Sysco Corporation	2,030,893

	TOTAL COMMON STOCKS (Cost $68,425,643)	84,407,815

	TOTAL INVESTMENTS - 99.5% (Cost $68,425,643)	$ 84,407,815
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	386,308
	NET ASSETS - 100.0%	$ 84,794,123

LTD	- Limited Company

(a)	Non income producing security.